Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current
Accrued compensation to employees	$ 372	$ 385
Accrued expenses	480	376
Withholding taxes and others	215	190
Retention money	16	20
Liabilities of controlled trusts	24	21
Liability towards contingent consideration (Refer note 2.9)	14	6
Financial liability on account of buyback	174
Deferred rent	9	4
Capital creditors	98	24
Others	96	10
Other current liabilities	1,498	1,036
Non-current
Liability towards contingent consideration (Refer note 2.9)	13	2
Accrued compensation to employees	3
Accrued gratuity (Refer note 2.12.1)	4	4
Deferred income - government grant on land use rights	6	7
Deferred income	4	5
Deferred rent	25	24
Other non-current liabilities	55	42
Other liabilities	1,553	1,078
Financial liabilities included in other liabilities	1,290	844
Financial liability towards contingent consideration on undiscounted basis (Refer note 2.9)	$ 34	$ 8